Equity - Dividend (Details) $ / shares in Units, $ in Thousands, $ in Millions			12 Months Ended
	Mar. 23, 2017 CLP ($) $ / shares	Mar. 24, 2016 CLP ($) $ / shares	Dec. 31, 2017 CLP ($) $ / shares	Dec. 31, 2016 CLP ($) $ / shares shares	Dec. 31, 2015 CLP ($) $ / shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CLP ($) shares
Approval and payment of dividends:
Dividends per ordinary share | $ / shares	$ 2.92173783704	$ 3.37534954173	$ 3.50	$ 3.81	$ 3.88
Dividends on ordinary shares | $	$ 342,034	$ 366,654	$ 342,034	$ 366,654	$ 367,445
Number of shares | shares				97,624,347,430		99,444,132,192	99,444,132,192
Minimum mandatory dividend (as a percent)			30.00%
Equity provisions for minimum dividend				$ 165,675		$ 280,786	$ 172,804
Central Bank
Approval and payment of dividends:
Dividends on ordinary shares | $			$ 142,003
Number of shares | shares						29,161,400,000	29,161,400,000
Share price | $ / shares			$ 4.8695630
Common shareholders
Approval and payment of dividends:
Dividends on ordinary shares | $			$ 200,031
Number of shares | shares						68,462,900,000	68,462,900,000
Share price | $ / shares			$ 2.9217378